Segment, Geographic and Other Revenue Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated

The following table provides selected income statement information by reportable segment:
	Revenues			Earnings(a)			Depreciation and Amortization(b)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
(MILLIONS OF DOLLARS)	2016	2015	2014	2016	2015	2014	2016	2015	2014
Reportable Segments:
IH(c)	$29,197	$26,758	$24,005	$15,854	$14,581	$12,743	$583	$552	$522
EH(d)	23,627	22,094	25,401	12,898	12,714	16,020	600	446	490
Total reportable segments	52,824	48,851	49,406	28,752	27,295	28,763	1,183	998	1,012
Other business activities(e)	—	—	—	(3,184)	(3,091)	(3,151)	86	77	74
Reconciling Items:
Corporate(f)	—	—	—	(5,326)	(5,430)	(5,200)	356	354	384
Purchase accounting adjustments(f)	—	—	—	(4,185)	(3,953)	(3,641)	3,890	3,573	3,782
Acquisition-related costs(f)	—	—	—	(785)	(894)	(183)	7	75	53
Certain significant items(g)	—	—	198	(5,888)	(4,321)	(3,749)	200	48	207
Other unallocated(f)	—	—	—	(1,032)	(642)	(601)	35	33	24
	$52,824	$48,851	$49,605	$8,351	$8,965	$12,240	$5,757	$5,157	$5,537

(a)	Income from continuing operations before provision for taxes on income.

(b)
Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.

(c)
On June 24, 2016, we acquired Anacor and on September 28, 2016, we acquired Medivation. Commencing from their respective acquisition dates, our results of operations and IH’s operating results for 2016 include approximately six months of legacy Anacor operations, which were immaterial, and approximately three months of legacy Medivation operations. Additionally, in connection with the formation in early 2016 of the GPD organization, effective in the second quarter of 2016, certain development-related functions transferred from IH to GPD. We have reclassified approximately $76 million of costs in the first quarter of 2016, $318 million of costs in 2015 and $271 million of costs in 2014 from IH to GPD to conform to the presentation as part of GPD in 2016.

(d)
On September 3, 2015, we acquired Hospira. Commencing from the acquisition date, our results of operations and EH’s operating results include legacy Hospira commercial operations, including the legacy Hospira One-2-One contract manufacturing business. In accordance with our domestic and international reporting periods, our results of operations and EH's operating results for 2015 reflect four months of legacy Hospira U.S. operations and three months of legacy Hospira International operations. See Note 2A for additional information. Beginning in 2016, our contract manufacturing business, Pfizer CentreOne, is part of EH. Pfizer CentreOne consists of (i) the revenues and expenses of legacy Pfizer's contract manufacturing and active pharmaceutical ingredient sales operation (previously known as Pfizer CentreSource or PCS), including the revenues and expenses related to our manufacturing and supply agreements with Zoetis, which prior to 2016 was managed outside EH as part of PGS and previously reported in “Other Unallocated” costs; and (ii) the revenues and expenses of legacy Hospira's One-2-One sterile injectables contract manufacturing operation, which has been included in EH since we acquired Hospira on September 3, 2015. We have reclassified prior period PCS operating results ($506 million of PCS revenues and $96 million of PCS earnings in 2015, which in 2015 includes revenues and expenses related to our manufacturing and supply agreements with Zoetis, and $253 million of PCS revenues and $69 million of PCS earnings in 2014) to conform to the current period presentation as part of EH. As noted above, in connection with the formation in 2016 of a new EH R&D organization, certain functions transferred from Pfizer’s WRD organization to the new EH R&D organization. We have reclassified approximately $274 million of costs in 2015 and $281 million of costs in 2014 from WRD to EH to conform to the current period presentation as part of EH.

(e)	Other business activities includes the costs managed by our WRD, GPD and Pfizer Medical organizations.

(f)	For a description, see the “Other Costs and Business Activities” section above.

(g)
Certain significant items are substantive and/or unusual, and in some cases recurring, items (such as restructuring or legal charges) that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis.

For Revenues in 2014, certain significant items primarily represent revenues related to our manufacturing and supply agreements with Zoetis.
For Earnings in 2016, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.5 billion, (ii) charges for certain legal matters of $494 million, (iii) an impairment charge related to the write-down of the HIS net assets to fair value less estimated costs to sell of $1.7 billion, (iv) certain asset impairment charges of $1.4 billion, (v) charges for business and legal entity alignment of $261 million and (vi) other charges of $509 million. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2015, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $584 million, (ii) foreign currency loss and inventory impairment related to Venezuela of $878 million, (iii) certain asset impairment charges of $787 million, (iv) a charge related to pension settlements of $491 million, (v) charges for business and legal entity alignment of $282 million, (vi) charges for certain legal matters of $968 million and (vii) other charges of $332 million. For additional information, see Note 3 and Note 4.
For Earnings in 2014, certain significant items includes: (i) charges for certain legal matters of $999 million, (ii) certain asset impairments of $440 million, (iii) a charge for an additional year of Branded Prescription Drug Fee of $215 million, (iv) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $598 million, (v) an upfront fee associated with collaborative arrangement with Merck KGaA of $1.2 billion, (vi) charges for business and legal entity alignment of $168 million and (vii) other charges of $165 million. For additional information, see Note 2D, Note 3 and Note 4.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

The following table provides selected income statement information by reportable segment:
	Revenues			Earnings(a)			Depreciation and Amortization(b)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
(MILLIONS OF DOLLARS)	2016	2015	2014	2016	2015	2014	2016	2015	2014
Reportable Segments:
IH(c)	$29,197	$26,758	$24,005	$15,854	$14,581	$12,743	$583	$552	$522
EH(d)	23,627	22,094	25,401	12,898	12,714	16,020	600	446	490
Total reportable segments	52,824	48,851	49,406	28,752	27,295	28,763	1,183	998	1,012
Other business activities(e)	—	—	—	(3,184)	(3,091)	(3,151)	86	77	74
Reconciling Items:
Corporate(f)	—	—	—	(5,326)	(5,430)	(5,200)	356	354	384
Purchase accounting adjustments(f)	—	—	—	(4,185)	(3,953)	(3,641)	3,890	3,573	3,782
Acquisition-related costs(f)	—	—	—	(785)	(894)	(183)	7	75	53
Certain significant items(g)	—	—	198	(5,888)	(4,321)	(3,749)	200	48	207
Other unallocated(f)	—	—	—	(1,032)	(642)	(601)	35	33	24
	$52,824	$48,851	$49,605	$8,351	$8,965	$12,240	$5,757	$5,157	$5,537

(a)	Income from continuing operations before provision for taxes on income.

(b)
Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.

(c)
On June 24, 2016, we acquired Anacor and on September 28, 2016, we acquired Medivation. Commencing from their respective acquisition dates, our results of operations and IH’s operating results for 2016 include approximately six months of legacy Anacor operations, which were immaterial, and approximately three months of legacy Medivation operations. Additionally, in connection with the formation in early 2016 of the GPD organization, effective in the second quarter of 2016, certain development-related functions transferred from IH to GPD. We have reclassified approximately $76 million of costs in the first quarter of 2016, $318 million of costs in 2015 and $271 million of costs in 2014 from IH to GPD to conform to the presentation as part of GPD in 2016.

(d)
On September 3, 2015, we acquired Hospira. Commencing from the acquisition date, our results of operations and EH’s operating results include legacy Hospira commercial operations, including the legacy Hospira One-2-One contract manufacturing business. In accordance with our domestic and international reporting periods, our results of operations and EH's operating results for 2015 reflect four months of legacy Hospira U.S. operations and three months of legacy Hospira International operations. See Note 2A for additional information. Beginning in 2016, our contract manufacturing business, Pfizer CentreOne, is part of EH. Pfizer CentreOne consists of (i) the revenues and expenses of legacy Pfizer's contract manufacturing and active pharmaceutical ingredient sales operation (previously known as Pfizer CentreSource or PCS), including the revenues and expenses related to our manufacturing and supply agreements with Zoetis, which prior to 2016 was managed outside EH as part of PGS and previously reported in “Other Unallocated” costs; and (ii) the revenues and expenses of legacy Hospira's One-2-One sterile injectables contract manufacturing operation, which has been included in EH since we acquired Hospira on September 3, 2015. We have reclassified prior period PCS operating results ($506 million of PCS revenues and $96 million of PCS earnings in 2015, which in 2015 includes revenues and expenses related to our manufacturing and supply agreements with Zoetis, and $253 million of PCS revenues and $69 million of PCS earnings in 2014) to conform to the current period presentation as part of EH. As noted above, in connection with the formation in 2016 of a new EH R&D organization, certain functions transferred from Pfizer’s WRD organization to the new EH R&D organization. We have reclassified approximately $274 million of costs in 2015 and $281 million of costs in 2014 from WRD to EH to conform to the current period presentation as part of EH.

(e)	Other business activities includes the costs managed by our WRD, GPD and Pfizer Medical organizations.

(f)	For a description, see the “Other Costs and Business Activities” section above.

(g)
Certain significant items are substantive and/or unusual, and in some cases recurring, items (such as restructuring or legal charges) that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis.

For Revenues in 2014, certain significant items primarily represent revenues related to our manufacturing and supply agreements with Zoetis.
For Earnings in 2016, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.5 billion, (ii) charges for certain legal matters of $494 million, (iii) an impairment charge related to the write-down of the HIS net assets to fair value less estimated costs to sell of $1.7 billion, (iv) certain asset impairment charges of $1.4 billion, (v) charges for business and legal entity alignment of $261 million and (vi) other charges of $509 million. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2015, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $584 million, (ii) foreign currency loss and inventory impairment related to Venezuela of $878 million, (iii) certain asset impairment charges of $787 million, (iv) a charge related to pension settlements of $491 million, (v) charges for business and legal entity alignment of $282 million, (vi) charges for certain legal matters of $968 million and (vii) other charges of $332 million. For additional information, see Note 3 and Note 4.
For Earnings in 2014, certain significant items includes: (i) charges for certain legal matters of $999 million, (ii) certain asset impairments of $440 million, (iii) a charge for an additional year of Branded Prescription Drug Fee of $215 million, (iv) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $598 million, (v) an upfront fee associated with collaborative arrangement with Merck KGaA of $1.2 billion, (vi) charges for business and legal entity alignment of $168 million and (vii) other charges of $165 million. For additional information, see Note 2D, Note 3 and Note 4.

Reconciliation Of Depreciation And Amortization From Segments To Consolidated

The following table provides selected income statement information by reportable segment:
	Revenues			Earnings(a)			Depreciation and Amortization(b)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
(MILLIONS OF DOLLARS)	2016	2015	2014	2016	2015	2014	2016	2015	2014
Reportable Segments:
IH(c)	$29,197	$26,758	$24,005	$15,854	$14,581	$12,743	$583	$552	$522
EH(d)	23,627	22,094	25,401	12,898	12,714	16,020	600	446	490
Total reportable segments	52,824	48,851	49,406	28,752	27,295	28,763	1,183	998	1,012
Other business activities(e)	—	—	—	(3,184)	(3,091)	(3,151)	86	77	74
Reconciling Items:
Corporate(f)	—	—	—	(5,326)	(5,430)	(5,200)	356	354	384
Purchase accounting adjustments(f)	—	—	—	(4,185)	(3,953)	(3,641)	3,890	3,573	3,782
Acquisition-related costs(f)	—	—	—	(785)	(894)	(183)	7	75	53
Certain significant items(g)	—	—	198	(5,888)	(4,321)	(3,749)	200	48	207
Other unallocated(f)	—	—	—	(1,032)	(642)	(601)	35	33	24
	$52,824	$48,851	$49,605	$8,351	$8,965	$12,240	$5,757	$5,157	$5,537

(a)	Income from continuing operations before provision for taxes on income.

(b)
Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.

(c)
On June 24, 2016, we acquired Anacor and on September 28, 2016, we acquired Medivation. Commencing from their respective acquisition dates, our results of operations and IH’s operating results for 2016 include approximately six months of legacy Anacor operations, which were immaterial, and approximately three months of legacy Medivation operations. Additionally, in connection with the formation in early 2016 of the GPD organization, effective in the second quarter of 2016, certain development-related functions transferred from IH to GPD. We have reclassified approximately $76 million of costs in the first quarter of 2016, $318 million of costs in 2015 and $271 million of costs in 2014 from IH to GPD to conform to the presentation as part of GPD in 2016.

(d)
On September 3, 2015, we acquired Hospira. Commencing from the acquisition date, our results of operations and EH’s operating results include legacy Hospira commercial operations, including the legacy Hospira One-2-One contract manufacturing business. In accordance with our domestic and international reporting periods, our results of operations and EH's operating results for 2015 reflect four months of legacy Hospira U.S. operations and three months of legacy Hospira International operations. See Note 2A for additional information. Beginning in 2016, our contract manufacturing business, Pfizer CentreOne, is part of EH. Pfizer CentreOne consists of (i) the revenues and expenses of legacy Pfizer's contract manufacturing and active pharmaceutical ingredient sales operation (previously known as Pfizer CentreSource or PCS), including the revenues and expenses related to our manufacturing and supply agreements with Zoetis, which prior to 2016 was managed outside EH as part of PGS and previously reported in “Other Unallocated” costs; and (ii) the revenues and expenses of legacy Hospira's One-2-One sterile injectables contract manufacturing operation, which has been included in EH since we acquired Hospira on September 3, 2015. We have reclassified prior period PCS operating results ($506 million of PCS revenues and $96 million of PCS earnings in 2015, which in 2015 includes revenues and expenses related to our manufacturing and supply agreements with Zoetis, and $253 million of PCS revenues and $69 million of PCS earnings in 2014) to conform to the current period presentation as part of EH. As noted above, in connection with the formation in 2016 of a new EH R&D organization, certain functions transferred from Pfizer’s WRD organization to the new EH R&D organization. We have reclassified approximately $274 million of costs in 2015 and $281 million of costs in 2014 from WRD to EH to conform to the current period presentation as part of EH.

(e)	Other business activities includes the costs managed by our WRD, GPD and Pfizer Medical organizations.

(f)	For a description, see the “Other Costs and Business Activities” section above.

(g)
Certain significant items are substantive and/or unusual, and in some cases recurring, items (such as restructuring or legal charges) that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis.

For Revenues in 2014, certain significant items primarily represent revenues related to our manufacturing and supply agreements with Zoetis.
For Earnings in 2016, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.5 billion, (ii) charges for certain legal matters of $494 million, (iii) an impairment charge related to the write-down of the HIS net assets to fair value less estimated costs to sell of $1.7 billion, (iv) certain asset impairment charges of $1.4 billion, (v) charges for business and legal entity alignment of $261 million and (vi) other charges of $509 million. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2015, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $584 million, (ii) foreign currency loss and inventory impairment related to Venezuela of $878 million, (iii) certain asset impairment charges of $787 million, (iv) a charge related to pension settlements of $491 million, (v) charges for business and legal entity alignment of $282 million, (vi) charges for certain legal matters of $968 million and (vii) other charges of $332 million. For additional information, see Note 3 and Note 4.
For Earnings in 2014, certain significant items includes: (i) charges for certain legal matters of $999 million, (ii) certain asset impairments of $440 million, (iii) a charge for an additional year of Branded Prescription Drug Fee of $215 million, (iv) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $598 million, (v) an upfront fee associated with collaborative arrangement with Merck KGaA of $1.2 billion, (vi) charges for business and legal entity alignment of $168 million and (vii) other charges of $165 million. For additional information, see Note 2D, Note 3 and Note 4.

Revenue from External Customers by Geographic Areas

(a)
On June 24, 2016, we acquired Anacor and on September 28, 2016, we acquired Medivation. Commencing from their respective acquisition dates, our results of operations include the operating results of Anacor and Medivation. In accordance with our domestic reporting period, our results of operations for 2016 include approximately six months of legacy Anacor operations, which were immaterial, and approximately three months of legacy Medivation operations. On September 3, 2015, we acquired Hospira. Commencing from the acquisition date, our results of operations include the operating results of Hospira. In accordance with our domestic and international reporting periods, our results of operations for 2015 reflect four months of legacy Hospira U.S. operations and three months of legacy Hospira international operations. See Note 2A for additional information.

(b)
Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland. Revenues denominated in euros were $7.2 billion in 2016, $7.4 billion in 2015 and $9.0 billion in 2014.

(c)	Developed Rest of World region includes the following markets: Japan, Canada, Australia, South Korea and New Zealand.

(d)
Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Africa, Eastern Europe, Central Europe, the Middle East and Turkey.

Long-lived Assets by Geographic Areas

Long-lived assets by geographic region follow(a):
	As of December 31,
(MILLIONS OF DOLLARS)	2016	2015	2014
Property, plant and equipment, net
United States	$6,649	$7,072	$5,575
Developed Europe(b)	4,228	4,376	4,606
Developed Rest of World(c)	643	660	617
Emerging Markets(d)	1,797	1,658	963
Property, plant and equipment, net	$13,318	$13,766	$11,762

(a)
Reflects legacy Medivation and legacy Anacor amounts in 2016, commencing on the Medivation acquisition date, September 28, 2016, and Anacor acquisition date, June 24, 2016. Reflects legacy Hospira amounts in 2016 and 2015 commencing on the Hospira acquisition date, September 3, 2015.

(b)	Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland.

(c)
Developed Rest of World region includes the following markets: Japan, Canada, Australia, South Korea and New Zealand. Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Africa, Eastern Europe, Central Europe, the Middle East and Turkey.

Schedule of Significant Product Revenues

The following table provides detailed revenue information:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2016	2015	2014

PFIZER INNOVATIVE HEALTH (IH)(a)	$29,197	$26,758	$24,005
Internal Medicine	$8,858	$7,611	$6,727
Lyrica IH(b)	4,165	3,655	3,350
Viagra IH(c)	1,181	1,297	1,181
Chantix/Champix	842	671	647
Toviaz	258	267	288
BMP2	251	232	228
Alliance revenues(d)	1,588	1,256	759
All other Internal Medicine(e)	573	233	276
Vaccines	$6,071	$6,454	$4,480
Prevnar 13/Prevenar 13	5,718	6,245	4,464
FSME/IMMUN-TicoVac	114	104	—
All other Vaccines	239	104	16
Oncology	$4,563	$2,955	$2,218
Ibrance	2,135	723	—
Sutent	1,095	1,120	1,174
Xalkori	561	488	438
Inlyta	401	430	410
Xtandi alliance revenues	140	—	—
All other Oncology	231	194	195
Inflammation & Immunology (I&I)	$3,928	$3,918	$4,241
Enbrel (Outside the U.S. and Canada)	2,909	3,333	3,850
Xeljanz	927	523	308
All other I&I	93	61	82
Rare Disease	$2,369	$2,425	2,893
BeneFIX	712	752	856
Genotropin	579	617	723
Refacto AF/Xyntha	554	533	631
Somavert	232	218	229
Rapamune	170	197	339
All other Rare Disease	122	108	114
Consumer Healthcare	$3,407	$3,395	$3,446
PFIZER ESSENTIAL HEALTH (EH)(f)	$23,627	$22,094	$25,600
Legacy Established Products (LEP)(g)	$11,194	$11,745	$13,016
Lipitor	1,758	1,860	2,061
Premarin family	1,017	1,018	1,076
Norvasc	962	991	1,112
EpiPen	386	339	294
Xalatan/Xalacom	363	399	495
Relpax	323	352	382
Zoloft	304	374	423
Effexor	278	288	344
Zithromax/Zmax	272	275	311
Xanax/Xanax XR	222	224	253
Cardura	192	210	263
Neurontin	182	196	210
Tikosyn	153	179	141
Depo-Provera	126	170	201
Diflucan	119	181	208
All other LEP	4,538	4,689	5,242
Sterile Injectable Pharmaceuticals (SIP)(h)	$6,018	$3,944	$3,277
Medrol	450	402	381
Sulperazon	396	339	354
Fragmin	318	335	364
Tygacil	274	304	323
All other SIP	4,579	2,563	1,855

	Year Ended December 31,
(MILLIONS OF DOLLARS)	2016	2015	2014
Peri-LOE Products(i)	$4,220	$5,326	$8,855
Lyrica EH(b)	801	1,183	1,818
Celebrex	733	830	2,699
Pristiq	732	715	737
Vfend	590	682	756
Zyvox	421	883	1,352
Viagra EH(c)	383	411	504
Revatio	285	260	276
All Other Peri-LOE Products	276	362	714
Infusion Systems(j)	$1,158	$403	$—
Biosimilars(k)	$319	$63	$—
Inflectra/Remsima	192	30	—
All Other Biosimilars	127	33	—
Pfizer CentreOne(l)	$718	$612	$451
Revenues	$52,824	$48,851	$49,605

Total Lyrica(b)	$4,966	$4,839	$5,168
Total Viagra(c)	$1,564	$1,708	$1,685
Total Alliance revenues	$1,746	$1,312	$957

(a)
The IH business, previously known as the Innovative Products business, encompasses Internal Medicine, Vaccines, Oncology, Inflammation & Immunology, Rare Disease and Consumer Healthcare and includes all legacy Anacor and Medivation commercial operations. Anacor's and Medivation's commercial operations are included in IH's operating results in our consolidated statements of income, commencing from the acquisition date of June 24, 2016 for Anacor and from the acquisition date of September 28, 2016 for Medivation. As a result, IH's revenues for 2016 reflect approximately six months of legacy Anacor operations, which were immaterial, and three months of legacy Medivation operations.

(b)
Lyrica revenues from all of Europe, Russia, Turkey, Israel and Central Asia countries are included in Lyrica EH. All other Lyrica revenues are included in Lyrica IH. Total Lyrica revenues represent the aggregate of worldwide revenues from Lyrica IH and Lyrica EH.

(c)
Viagra revenues from the U.S. and Canada are included in Viagra IH. All other Viagra revenues are included in Viagra EH. Total Viagra revenues represent the aggregate of worldwide revenues from Viagra IH and Viagra EH.

(d)	Includes Eliquis for all years presented and Rebif for 2015 and 2014.

(e)	Includes Eliquis direct sales markets.

(f)
The EH business, previously known as the Established Products business, encompasses Legacy Established Products, Sterile Injectable Pharmaceuticals, Peri-LOE Products, Infusion Systems (through February 2, 2017), Biosimilars and Pfizer CentreOne and includes all legacy Hospira commercial operations. Hospira's commercial operations, including the legacy Hospira One-2-One sterile injectables contract manufacturing business, are included in EH’s operating results in our consolidated statements of income, commencing from the acquisition date of September 3, 2015. Therefore, in accordance with our domestic and international reporting periods, our results of operations and EH's operating results for 2015 reflect four months of legacy Hospira U.S. operations and three months of legacy Hospira international operations. Also, effective as of the beginning of 2016, our contract manufacturing business, Pfizer CentreOne, is part of EH. Pfizer CentreOne consists of (i) legacy Pfizer's contract manufacturing and active pharmaceutical ingredient sales operation (previously known as Pfizer CentreSource or PCS), including our manufacturing and supply agreements with Zoetis, which prior to 2016 was managed outside EH as part of PGS and previously reported in “Other Unallocated” costs; and (ii) legacy Hospira's One-2-One sterile injectables contract manufacturing operation. We have reclassified prior period PCS revenues ($506 million in 2015 and $253 million in 2014) to conform to the current period presentation as part of EH.

(g)	Legacy Established Products include products that have lost patent protection (excluding Sterile Injectable Pharmaceuticals and Peri-LOE Products).

(h)	Sterile Injectable Pharmaceuticals include generic injectables and proprietary specialty injectables (excluding Peri-LOE Products).

(i)
Peri-LOE Products include products that have recently lost or are anticipated to soon lose patent protection. These products primarily include Lyrica in certain developed Europe markets, Pristiq globally, Celebrex, Zyvox and Revatio in most developed markets, Vfend and Viagra in certain developed Europe markets and Japan, and Inspra in the EU.

(j)
Infusion Systems (through February 2, 2017) include Medication Management Systems products composed of infusion pumps and related software and services, as well as IV Infusion Products, including large volume IV solutions and their associated administration sets.

(k)
Biosimilars include Inflectra/Remsima (biosimilar infliximab) in the U.S. and certain international markets, Nivestim (biosimilar filgrastim) in certain European, Asian and Africa/Middle East markets and Retacrit (biosimilar epoetin zeta) in certain European and Africa/Middle East markets.

(l)
Pfizer CentreOne includes (i) revenues from legacy Pfizer's contract manufacturing and active pharmaceutical ingredient sales operation (previously known as Pfizer CentreSource or PCS), including revenues related to our manufacturing and supply agreements with Zoetis; and (ii) revenues from legacy Hospira’s One-2-One sterile injectables contract manufacturing operation.

We performed certain reclassifications, primarily between Legacy Established and Sterile Injectable Pharmaceuticals, to conform to current period presentation.